NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5. NOTES PAYABLE

On June 12, 2014, Reven Housing Texas, LLC, a wholly owned subsidiary of the Company, received loan proceeds and issued a promissory note in the principal amount of up to $7,570,000 to Silvergate Bank, secured by deeds of trust encumbering the Company’s homes located in Texas. The entire balance of principal and accrued interest is due and payable on July 5, 2019. The note provides for monthly interest — only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at September 30, 2015) until July 5, 2016. Thereafter, monthly payments of interest (1.00% over the prime rate) and principal, based on a 25 year amortization rate, will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to July 5, 2016. There is no prepayment penalty on amounts paid after such date.
On November 17, 2014, Reven Housing Tennessee, LLC, a wholly owned subsidiary of the Company, received loan proceeds and issued a promissory note in the principal amount of $3,952,140 to Silvergate Bank, secured by deeds of trust encumbering primarily all of the Company’s homes located in Tennessee. The entire balance of principal and accrued interest is due and payable on December 5, 2019. The note provides for monthly interest — only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at September 30, 2015) until December 5, 2016. Thereafter, monthly payments of interest (1.00% over the prime rate) and principal, based on a 25 year amortization rate, will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to December 5, 2016. There is no prepayment penalty on amounts paid after such date.
On March 13, 2015, Reven Housing Florida, LLC, a wholly owned subsidiary of the Company, received loan proceeds and issued a promissory note in the principal amount of $3,526,985 to Silvergate Bank, secured by deeds of trust encumbering a majority of the Company’s homes located in Florida. The entire balance of principal and accrued interest is due and payable on April 5, 2020. The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at September 30, 2015) until April 5, 2017. Thereafter, monthly payments of interest (1.00% over the prime rate) and principal, based on a 25 year amortization rate, will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to April 5, 2017. There is no prepayment penalty on amounts paid after such date.
The terms of the notes also provide for lender reserve accounts for taxes and insurance reserves. As of December 31, 2014, a total of $260,123 was held in these lender escrow accounts. During the first quarter of 2015, the lender waived this requirement and the amounts previously held in escrow have been released to the Company.
During the three and nine months ended September 30, 2015, the Company incurred $188,434 and $517,009, respectively, of interest expense related to the notes payable, which includes $24,984 and $68,094, respectively, of amortization of deferred loan fees. During the three and nine months ended September 30, 2014, the Company incurred $50,603 and $66,415, respectively, of interest expense related to the notes payable, which includes $13,326 and $13,326, respectively, of amortization of deferred loan fees.

NOTE 5. NOTES PAYABLE

On June 12, 2014, Reven Housing Texas, LLC, a wholly owned subsidiary of the Company, issued a promissory note in the principal amount of up to $7,570,000 to Silvergate Bank, secured by deeds of trust encumbering the Company’s homes located in Texas. The entire balance of principal and accrued interest is due and payable on July 5, 2019. The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at December 31, 2014) until July 5, 2016. Thereafter, monthly payments of interest and principal, based on a 25 year amortization rate will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to July 5, 2016. There is no prepayment penalty on amounts paid after that date.
On November 17, 2014, Reven Housing Tennessee, LLC, a wholly owned subsidiary of the Company, received loan proceeds and issued a promissory note in the principal amount of $3,952,140 to Silvergate Bank, secured by deeds of trust encumbering the Company’s homes located in Tennessee. The entire balance of principal and accrued interest is due and payable on December 5, 2019. The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at December 31, 2014) until December 5, 2016. Thereafter, monthly payments of interest and principal, based on a 25 year amortization rate will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to December 5, 2016. There is no prepayment penalty on amounts paid after that date.
The terms of the notes also provide for lender reserve accounts for taxes and insurance reserves. As of December 31, 2014, a total of $260,123 was held in these lender escrow accounts.
During the year ended December 31, 2014, the Company incurred $194,363 of interest related to the notes payable, which includes $29,052 of amortization of deferred loan fees.
A schedule of future minimum principal payments under the terms of the loans for the following years is as follows:

2015	$—
2016	106,635
2017	306,665
2018	319,955
2019	10,788,885
$11,522,140